Cash and Cash Equivalents (Details) - EUR (€)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents.
Cash and cash equivalents	€ 87,141,000	€ 98,063,000	€ 111,950,000	€ 82,464,000	€ 94,080,000	€ 105,580,000